Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues
Sales of goods	$ 88	$ 9	$ 241	$ 88
Total revenues	88	9	241	88
Operating expenses
Research and development	1,549	1,585	3,506	3,261
General and administrative	935	987	1,729	2,106
Marketing		7		8
Cost of sales	24	27	84	72
Total expenses	2,508	2,606	5,319	5,447
Loss from operations	(2,420)	(2,597)	(5,078)	(5,359)
Net finance costs	1	(108)	(5)	(160)
Loss attributable to the equity holders	$ (2,419)	$ (2,705)	$ (5,083)	$ (5,519)
Net income (loss) per share Basic & Diluted	$ (0.04)	$ (0.05)	$ (0.09)	$ (0.11)
Weighted average number of common shares outstanding Basic & Diluted	59,273	51,529	58,170	50,849